Risk management - Spain Real Estate Business Distribution (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Nonperforming
Distribution of portfolio
Non-performing rate (as a percent)	3.38%
Excess over collateral value	€ 28,104
Specific allowance	8,997
Spain | Real estate operations in Spain
Distribution of portfolio
Financial assets	6,472
Specific allowance	1,289
Spain | Real estate operations in Spain | Construction and property development
Distribution of portfolio
Financial assets	6,472	€ 5,515	€ 7,388	€ 9,349
Excess over collateral value	1,513
Specific allowance	€ 1,131
Spain | Nonperforming | Real estate operations in Spain | Construction and property development
Distribution of portfolio
Non-performing rate (as a percent)	29.96%	61.87%
Coverage rate (as a percent)	38.73%
Financial assets	€ 1,939
Excess over collateral value	708
Specific allowance	751
Written-off assets	€ 3,133